WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Warrants Additional Information [Abstract]
Outstanding Warrants
As of December 31, 2015, outstanding warrants were as follows:

Exercise Price	Warrants Outstanding	Warrants Vested	Weighted-Average Remaining Life (Years)
$5.50	2,179,904	2,179,904	0.38
$9.25	210,000	210,000	1.21
$12.65	158,116	158,116	3.90
	2,548,020	2,548,020